Award Timing Disclosure	12 Months Ended
Aug. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY AWARD GRANT PRACTICES

We have not granted stock options or other similar types of awards as part of our equity compensation programs since 2018. RSAs, RSUs, or other types of equity awards that we grant to directors, officers and employees do not include an exercise price.

Historically, long-term incentive awards for all executive officers have been made in the first quarter of the fiscal year, with the exact grant date occurring on or after the date of the Compensation Committee’s approval.

The Compensation Committee does not factor any material non-public information into the timing of grants of equity awards. Further, the Company does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.

Award Timing Method
Historically, long-term incentive awards for all executive officers have been made in the first quarter of the fiscal year, with the exact grant date occurring on or after the date of the Compensation Committee’s approval.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false